UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10347

        Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	May 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.6% (4.2% of Total Investments)
$ 995	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$888,853
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
7,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	4,999,050
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
29,660	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	13,264,841
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

38,155	Total Consumer Staples			19,152,744

	Education and Civic Organizations – 4.6% (3.0% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands,	10/15 at 100.00	A3	259,208
	Series 2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	198,714
270	5.000%, 11/01/25	11/15 at 100.00	A2	253,290
2,250	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	9/09 at 101.00	Baa1	2,189,723
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
6,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	AA–	6,045,660
	MBIA Insured
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	460,046
	University, Series 2003, 6.500%, 10/01/23
4,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	4,128,720
	5/15/23 – AMBAC Insured (UB)

13,630	Total Education and Civic Organizations			13,535,361

	Health Care – 29.1% (18.8% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	4/12 at 100.00	BBB+	3,844,040
2,000	6.125%, 4/01/32	4/12 at 100.00	BBB+	1,750,440
670	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	589,654
	Series 2006, 5.000%, 4/01/37
2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	1,830,660
	5.000%, 11/15/42 – MBIA Insured
12,665	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	Aa3	12,183,889
	Bond Trust 3175, 12.666%, 11/15/46 (IF)
9,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	8,886,240
	LLC, Series 2001A, 5.550%, 8/01/31
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,236,550
	West, Series 2005A, 5.000%, 3/01/35
1,650	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/18 at 100.00	AAA	1,542,024
	West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,478,991
	System, Trust 2554, 18.389%, 7/01/47 – FSA Insured (IF)
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
1,000	4.800%, 7/15/17	No Opt. Call	N/R	821,540
3,435	5.125%, 7/15/31	7/17 at 100.00	N/R	2,214,682
6,525	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	6,990,885
	Memorial Health Services, Series 2003A, 6.000%, 10/01/12
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	6,874,410
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured

4,500	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AAA	4,479,570
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
7,665	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/09 at 102.00	A	7,671,899
	Mission Community Hospital, Series 2001, 5.375%, 11/01/21
12,425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	10,779,930
	Series 2006, 5.000%, 3/01/41
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	603,288
	Series 2001C, 5.250%, 8/01/31
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/18 at 100.00	BBB	3,135,526
	2008A, 8.250%, 12/01/38
	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical
	Center, Series 2007A:
5,790	5.000%, 7/01/38	7/17 at 100.00	A3	5,018,888
2,500	5.000%, 7/01/47	7/17 at 100.00	A3	2,096,350

89,984	Total Health Care			85,029,456

	Housing/Multifamily – 3.6% (2.3% of Total Investments)
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	237,998
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,418,952
	Home Park, Series 2003A, 5.750%, 9/15/38
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	940,725
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,610	San Bernardino County Housing Authority, California, GNMA Collateralized Multifamily Mortgage	11/11 at 105.00	Aaa	3,742,776
	Revenue Bonds, Pacific Palms Mobile Home Park, Series 2001A, 6.700%, 12/20/41
	San Jose, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities
	Program, Lenzen Housing, Series 2001B:
1,250	5.350%, 2/20/26 (Alternative Minimum Tax)	8/11 at 102.00	AAA	1,256,788
2,880	5.450%, 2/20/43 (Alternative Minimum Tax)	8/11 at 102.00	AAA	2,870,928

10,925	Total Housing/Multifamily			10,468,167

	Housing/Single Family – 3.8% (2.4% of Total Investments)
2,655	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008, Trust	2/17 at 100.00	AA–	2,020,252
	3137, 14.711%, 8/01/37 (Alternative Minimum Tax) (IF)
675	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	676,640
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
14,505	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021,	2/16 at 100.00	Aa2	8,360,972
	7.441%, 8/01/31 (Alternative Minimum Tax) (IF)

17,835	Total Housing/Single Family			11,057,864

	Industrials – 1.8% (1.1% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,816,520
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	3,326,724
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)

7,205	Total Industrials			5,143,244

	Long-Term Care – 1.7% (1.1% of Total Investments)
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A	2,399,849
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/12 at 101.00	A	1,467,600
1,315	5.250%, 3/01/32	3/12 at 101.00	A	1,194,822

5,265	Total Long-Term Care			5,062,271

	Tax Obligation/General – 18.7% (12.1% of Total Investments)
9,335	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/16 – FSA Insured	No Opt. Call	AAA	10,705,845
14,300	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – MBIA	6/09 at 100.00	AA–	13,750,447
	Insured (Alternative Minimum Tax)
3,000	Contra Costa County Community College District, California, General Obligation Bonds, Series	8/12 at 100.00	AA	3,091,710
	2002, 5.000%, 8/01/23 – FGIC Insured

2,500	Fullerton Joint Union High School District, Orange County, California, General Obligation	8/12 at 100.00	Aa3	2,570,525
	Bonds, Series 2002A, 5.000%, 8/01/23 – FSA Insured
2,260	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/11 at 101.00	AA–	2,313,246
	2002, 5.125%, 8/01/22 – FGIC Insured
870	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	870,470
	FSA Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	584,114
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
10,810	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	11,717,066
	Election of 1998, Series 2001C, 5.000%, 7/01/26 – FSA Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/12 at 101.00	AA	4,411,080
	Election of 1998, Series 2002D, 5.250%, 7/01/21 – FGIC Insured
2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa2	2,789,608
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – MBIA Insured
1,630	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AA–	1,665,827
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured

51,995	Total Tax Obligation/General			54,469,938

	Tax Obligation/Limited – 40.2% (26.0% of Total Investments)
2,040	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	1,640,752
	Tax Bonds, Series 2007, 5.750%, 8/01/25
7,135	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital	11/11 at 100.00	AAA	7,170,247
	Improvement Revenue Bonds, Series 2001, 5.000%, 11/01/25 – FSA Insured
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A–	8,560,485
	2003C, 5.500%, 6/01/16
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	A	3,676,960
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	A	4,182,033
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community
	Facilities District 90-2 – Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,653,015
550	6.000%, 9/01/33	9/13 at 100.00	N/R	472,791
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	668,532
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	1,762,106
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	864,113
	6.000%, 9/01/34
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/12 at 100.00	N/R	897,850
	Series 2002, 6.100%, 9/01/22
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	4,139,650
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
350	5.000%, 9/01/26	9/16 at 100.00	N/R	308,039
805	5.125%, 9/01/36	9/16 at 100.00	N/R	662,209
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	2,661,060
	Series 2003H, 6.000%, 10/01/20
685	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	454,648
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
5,250	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/12 at 101.00	N/R	4,702,163
	Facilities District of Mountain House, Series 2002, 6.300%, 9/01/24
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,713,700
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	807,210
	8/01/37 – RAAI Insured
5,425	Lodi, California, Certificates of Participation, Public Improvement Financing Project, Series	10/12 at 100.00	AA–	5,454,458
	2002, 5.000%, 10/01/26 – MBIA Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	1,178,502
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured

1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,701,063
	Participation, Series 2005, 5.000%, 3/01/26 – FSA Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
545	5.000%, 9/01/26	9/14 at 102.00	N/R	420,615
250	5.000%, 9/01/33	9/14 at 102.00	N/R	178,558
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AA–	2,984,160
	District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured
4,520	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A	4,453,556
	Series 2001, 5.000%, 8/01/24 – AMBAC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	1,760,560
	Ranch, Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	AA–	9,941,428
	Area 1, Series 2002, 5.100%, 4/01/30 – MBIA Insured
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/11 at 100.00	AA–	3,124,355
	Projects, Series 2001AD, 5.000%, 2/01/27 – MBIA Insured
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	5,140,020
	7/01/39 – FGIC Insured
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	537,688
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
780	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	718,871
	8/01/25 – AMBAC Insured
1,145	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	910,985
	Series 2003C, 6.000%, 9/01/33
14,505	San Diego Redevelopment Agency, California, Tax Allocation Bonds, Centre City Project, Series	9/11 at 101.00	AAA	14,570,127
	2001, 5.000%, 9/01/26 – FSA Insured (UB)
2,300	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+	2,322,126
	2001, 5.000%, 7/01/26 – AMBAC Insured
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	A	1,208,994
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	A	7,451,057
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,967,197
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,211,260
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	848,691
	District 2001-1, Series 2004A, 6.125%, 9/01/39
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	AA–	2,342,675
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/26 – MBIA Insured

128,520	Total Tax Obligation/Limited			117,424,509

	Transportation – 7.2% (4.7% of Total Investments)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,694,749
	2006F, 5.000%, 4/01/31 (UB)
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	9,764,133
	Bonds, Series 1999, 5.875%, 1/15/28
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 – FGIC Insured	5/13 at 100.00	AA–	4,301,074
5,140	5.125%, 5/01/19 – FGIC Insured	5/13 at 100.00	AA–	5,300,728

22,690	Total Transportation			21,060,684

	U.S. Guaranteed – 25.0% (16.2% of Total Investments) (4)
4,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2002A, 6.750%,	9/12 at 102.00	N/R (4)	4,728,880
	9/01/25 (Pre-refunded 9/01/12)
10,140	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/12 at 100.00	Baa3 (4)	10,892,691
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33 (Pre-refunded 6/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – SYNCORA GTY Insured	5/12 at 101.00	Aaa	3,938,620
9,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,063,620

720	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (4)	791,921
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
1,770	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	AAA	1,853,296
	Community Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/20
	(Pre-refunded 2/01/10)
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	2,379,300
	Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)
5,130	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,613,862
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	2,349,418
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,589,504
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
1,525	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation	8/14 at 100.00	A1 (4)	1,780,651
	Bonds, Series 2004A, 5.250%, 8/01/22 (Pre-refunded 8/01/14) – FGIC Insured
5,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	6,095,980
	7/01/36 (Pre-refunded 7/01/12)
4,725	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AA+ (4)	5,122,373
	2001, 5.000%, 7/01/26 (Pre-refunded 7/01/11) – AMBAC Insured
7,595	San Francisco State University Foundation Inc., California, Auxiliary Organization Student	9/11 at 101.00	AA– (4)	8,349,563
	Housing Revenue Bonds, Series 2001, 5.000%, 9/01/26 (Pre-refunded 9/01/11) – MBIA Insured
4,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	4,680,774
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+ (4)	2,835,525
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)

65,580	Total U.S. Guaranteed			73,065,978

	Utilities – 3.5% (2.3% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,051,924
	2007A, 5.000%, 11/15/35
1,285	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	1,029,812
	9/01/31 – SYNCORA GTY Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	3,958,250
	Project, Series 2003, 5.700%, 9/01/36
2,250	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%, 8/01/22 –	8/12 at 100.00	A	2,178,045
	AMBAC Insured (Alternative Minimum Tax)

12,350	Total Utilities			10,218,031

	Water and Sewer – 8.5% (5.5% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 –	6/14 at 100.00	AA+	1,107,643
	AMBAC Insured
7,000	Carmichael Water District, Sacramento County, California, Water Revenue Certificates of	9/09 at 102.00	AA–	6,831,440
	Participation, Series 1999, 5.125%, 9/01/29 – MBIA Insured
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	1,082,756
	10/01/36 – FSA Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	830,245
	5.000%, 4/01/36 – MBIA Insured
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	794,087
	5.000%, 6/01/31 – MBIA Insured
1,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	803,840
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA	1,019,840
	5.000%, 3/01/24 – MBIA Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
2,500	5.000%, 8/01/23 – MBIA Insured	8/12 at 100.00	AA–	2,525,375
6,260	5.000%, 8/01/24 – MBIA Insured	8/12 at 100.00	AA–	6,308,828
3,315	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	3,500,806
	Refunding Bonds, Series 2003A, 5.250%, 10/01/18 – MBIA Insured

25,010	Total Water and Sewer			24,804,860

$ 489,144	Total Long-Term Investments (cost $483,251,752) – 154.3%			$450,493,107

	Short-Term Investments – 0.5% (0.3% of Total Investments)
$ 500	California, General Obligation Bonds, Variable Rate Demand Obligations, Series 2003C-1,	6/09 at 100.00	A-1	500,000
	0.150%, 5/01/33 (5)
1,000	Metropolitan Water District of Southern California, Water Revenue Bonds, Variable Rate	10/09 at 100.00	A-1	1,000,000
	Demand Obligations, Series 2008A-1, 0.100%, 7/01/37 (5)

$ 1,500	Total Short-Term Investments (cost $1,500,000)			1,500,000

	Total Investments (cost $484,751,752) – 154.8%			451,993,107

	Floating Rate Obligations – (4.7)%			(13,650,000)

	Other Assets Less Liabilities – 2.7%			7,637,491

	Auction Rate Preferred Shares, at Liquidation Value – (52.8)% (6)			(154,075,000)

	Net Assets Applicable to Common Shares – 100%			$291,905,598

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$451,993,107	$ —	$451,993,107

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $471,006,477.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 11,478,078
Depreciation	(44,141,650)

Net unrealized appreciation (depreciation) of investments	$(32,663,572)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.1%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 30, 2009